Offerings	Sep. 02, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	US$500,000,000 5.000% Senior Notes due 2036
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 498,205,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,275.19
Offering Note	(1) The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of US$500,000,000 5.000% Senior Notes due 2036
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	(1) The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. (2) BHP Group Limited will fully and unconditionally guarantee the 5.000% Senior Notes due 2036 and 5.750% Senior Notes due 2055, each issued by BHP Billiton Finance (USA) Limited. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate fee for the guarantees is payable.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	US$1,000,000,000 5.750% Senior Notes due 2055
Amount Registered | shares	1,000,000,000
Maximum Aggregate Offering Price	$ 993,070,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 152,039.02
Offering Note	(1) The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of US$1,000,000,000 5.750% Senior Notes due 2055
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	(1) The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. (2) BHP Group Limited will fully and unconditionally guarantee the 5.000% Senior Notes due 2036 and 5.750% Senior Notes due 2055, each issued by BHP Billiton Finance (USA) Limited. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate fee for the guarantees is payable.